Note 5 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecognized Tax Benefits		$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		0	0
Unrecognized Tax Benefits, Period Increase (Decrease)		0	0
Current Income Tax Expense (Benefit)		0	0	$ 0
Deferred Income Tax Expense (Benefit)		$ 0	$ 0	$ 0
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign		35.00%
Operating Loss Carryforwards		$ 43,952
Operating Loss Carryforwards, Term		20 years
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	21.00%
Foreign Tax Authority [Member] | Australian Taxation Office [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign		30.00%
Foreign Tax Authority [Member] | Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign		16.50%
Foreign Tax Authority [Member] | State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign		25.00%
Operating Loss Carryforwards		$ 746
Operating Loss Carryforwards, Term		5 years
Operating Loss Carryforwards, Amount Expire in 2022		$ 746